                  PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                          PROSPECTUS FORM #         DATE
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV/
   RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES              S-6418 G            5/1/06

RIVERSOURCE(SM) SINGLE PREMIUM VARIABLE LIFE                               S-6199 G            5/1/06

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the policy.

MERGING FUND                                         SURVIVING FUND
--------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares       Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
- CLASS II SHARES

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                   MINIMUM                      MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                     0.53%                        1.69%

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                  MANAGEMENT                      OTHER         GROSS TOTAL
FUND NAME                                                            FEES        12b-1 FEES      EXPENSES     ANNUAL EXPENSES
Pioneer International Value VCT Portfolio - Class II Shares          0.85%          0.25%          0.59%         1.69%(b),(c)

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

(b) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(c) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.





The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

Pioneer International

----------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                   INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Pioneer International Value VCT             Long-term capital growth. Normally, the          Pioneer Investment Management, Inc.
Portfolio - Class II Shares*                portfolio invests at least 80% of its total
                                            assets in equity securities of non-U.S.
                                            issuers. These issuers may be located in
                                            both developed and emerging markets. Under
                                            normal circumstances, the portfolio's assets
                                            will be invested in securities of companies
                                            domiciled in at least three different
                                            foreign countries.
----------------------------------------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.

------------------------------------------------------------------------------
S-6418-14 A (12/06)

*     Destroy date: Jan. 2, 2007

                  PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                              PROSPECTUS FORM #            DATE
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV/
     RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES               S-6418 G                5/1/06

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the policy.

MERGING FUND                                              SURVIVING FUND
-----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares            Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
- CLASS II SHARES

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                        MINIMUM                        MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                          0.53%                          1.69%

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                      MANAGEMENT                        OTHER         GROSS TOTAL
FUND NAME                                                                FEES         12b-1 FEES       EXPENSES     ANNUAL EXPENSES
Pioneer International Value VCT Portfolio - Class II Shares              0.85%           0.25%          0.59%           1.69%(b),(c)

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

(b) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(c) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.

The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

------------------------------------------------------------------------------------------------------------------
FUND NAME                   INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------
Pioneer International       Long-term capital growth. Normally, the          Pioneer Investment Management, Inc.
Value VCT Portfolio -       portfolio invests at least 80% of its total
Class II Shares*            assets in equity securities of non-U.S.
                            issuers. These issuers may be located in
                            both developed and emerging markets. Under
                            normal circumstances, the portfolio's assets
                            will be invested in securities of companies
                            domiciled in at least three different
                            foreign countries.
------------------------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.


------------------------------------------------------------------------------
S-6418-13 A (12/06)

*     Destroy date: Jan. 2, 2007

The following information replaces the "Policy Illustrations" section of the prospectus:

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS*

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o     Premium expense charges;

o     Cost of insurance charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current and guaranteed charges for the policies; and

o     Current and guaranteed charges for prior policies.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV and VUL IV - ES. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations are 1.05% of average daily net assets for the policies (1.04% of average daily net assets for prior policies. See Appendix A). Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSURED: The illustrations for VUL-IV assume the insured is a male, age 35, in our preferred nontobacco risk classification. The illustrations for VUL-IV ES assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nontobacco risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations for VUL IV assume that a premium of $4,500 is paid in full at the beginning of each policy year. For prior policies, the illustrations for VUL IV assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations VUL IV ES assume that a premium of $30,000 is paid in full at the beginning of each policy year. For prior policies, the illustration for VUL IV ES assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

o     Premiums were not paid in full at the beginning of each policy year.

o     Premium amounts were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification. (See Appendix A.)


------------------------------------------------------------------------------

VUL IV
ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $400,000                              MALE -- AGE 35                                 CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      PREFERRED NONTOBACCO                              ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                          POLICY VALUE                     CASH SURRENDER VALUE
END OF   WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%          6%           12%         0%          6%           12%         0%         6%            12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $    4,725    $400,000   $  400,000   $   400,000   $ 3,559   $    3,795   $     4,031   $    --   $      191   $       427
   2          9,686     400,000      400,000       400,000     7,042        7,738         8,462     3,438        4,134         4,858
   3         14,896     400,000      400,000       400,000    10,441       11,824        13,323     6,837        8,220         9,719
   4         20,365     400,000      400,000       400,000    13,744       16,047        18,644    10,140       12,443        15,040
   5         26,109     400,000      400,000       400,000    16,978       20,437        24,499    13,374       16,833        20,895

   6         32,139     400,000      400,000       400,000    20,120       24,980        30,920    17,237       22,097        28,037
   7         38,471     400,000      400,000       400,000    23,196       29,704        37,988    21,034       27,542        35,825
   8         45,120     400,000      400,000       400,000    26,185       34,595        45,747    24,743       33,154        44,306
   9         52,101     400,000      400,000       400,000    29,133       39,706        54,315    28,412       38,986        53,594
  10         59,431     400,000      400,000       400,000    32,018       45,024        63,752    32,018       45,024        63,752

  15        101,959     400,000      400,000       400,000    46,531       76,616       130,026    46,531       76,616       130,026
  20        156,237     400,000      400,000       400,000    58,677      114,987       239,257    58,677      114,987       239,257
  25        225,511     400,000      400,000       565,087    67,214      161,578       421,707    67,214      161,578       421,707
  30        313,924     400,000      400,000       880,660    71,272      218,569       721,852    71,272      218,569       721,852
  35        426,763     400,000      400,000     1,407,409    67,176      288,844     1,213,284    67,176      288,844     1,213,284

  40        570,779     400,000      406,239     2,161,211    48,493      379,663     2,019,823    48,493      379,663     2,019,823
  45        754,583          --      521,736     3,518,328        --      496,892     3,350,788        --      496,892     3,350,788
  50        989,169          --      670,493     5,778,043        --      638,564     5,502,898        --      638,564     5,502,898
  55      1,288,567          --      846,093     9,376,729        --      805,803     8,930,218        --      805,803     8,930,218
  60      1,670,683          --    1,025,374    14,686,549        --    1,015,222    14,541,137        --    1,015,222    14,541,137
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV - ES
ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                           MALE -- AGE 40                                 CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONTOBACCO                              ANNUAL PREMIUM $30,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%         0%          6%            12%          0%         6%          12%           0%         6%          12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $    31,500  $2,000,000  $2,000,000  $  2,000,000   $ 25,026  $   26,641  $     28,259   $  4,186  $    5,801  $      7,419
   2          64,575   2,000,000   2,000,000     2,000,000     49,427      54,225        59,220     28,587      33,385        38,380
   3          99,304   2,000,000   2,000,000     2,000,000     73,220      82,795        93,167     52,380      61,955        72,327
   4         135,769   2,000,000   2,000,000     2,000,000     96,475     112,457       130,470     75,635      91,617       109,630
   5         174,057   2,000,000   2,000,000     2,000,000    119,150     143,204       171,420     98,310     122,364       150,580

   6         214,260   2,000,000   2,000,000     2,000,000    141,204     175,031       216,341    124,532     158,359       199,669
   7         256,473   2,000,000   2,000,000     2,000,000    162,599     207,937       265,599    150,095     195,433       253,095
   8         300,797   2,000,000   2,000,000     2,000,000    183,459     242,087       319,761    175,123     233,751       311,425
   9         347,337   2,000,000   2,000,000     2,000,000    203,852     277,592       379,394    199,684     273,424       375,226
  10         396,204   2,000,000   2,000,000     2,000,000    223,787     314,515       445,068    223,787     314,515       445,068

  15         679,725   2,000,000   2,000,000     2,000,000    324,334     535,562       910,673    324,334     535,562       910,673
  20       1,041,578   2,000,000   2,000,000     2,259,335    408,140     806,224     1,686,071    408,140     806,224     1,686,071
  25       1,503,404   2,000,000   2,000,000     3,634,699    468,713   1,141,806     2,979,262    468,713   1,141,806     2,979,262
  30       2,092,824   2,000,000   2,000,000     5,926,450    494,400   1,563,952     5,925,450    494,400   1,563,952     5,109,009
  35       2,845,090   2,000,000   2,260,520     9,226,549    460,164   2,112,635     8,622,943    460,164   2,112,635     8,622,943

  40       3,805,193   2,000,000   2,947,401    15,173,159    312,539   2,807,048    14,450,628    312,539   2,807,048    14,450,628
  45       5,030,555          --   3,836,339    25,133,804         --   3,653,656    23,936,956         --   3,653,656    23,936,956
  50       6,594,462          --   4,896,382    41,113,399         --   4,663,221    39,155,618         --   4,663,221    39,155,618
  55       8,590,447          --   5,989,624    64,848,257         --   5,930,321    64,176,492         --   5,930,321    64,176,492
  60      11,137,887          --   7,643,222   107,124,387         --   7,643,222   107,124,387         --   7,643,222   107,124,387
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV
ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $400,000                             MALE -- AGE 35                               GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONTOBACCO                             ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                          POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%           6%           12%          0%           6%          12%          0%         6%          12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $    4,725   $400,000     $400,000    $  400,000    $ 3,435     $  3,667    $    3,899    $    --    $     63    $      295
   2          9,686    400,000      400,000       400,000      6,773        7,452         8,160      3,169       3,848         4,556
   3         14,896    400,000      400,000       400,000     10,006       11,351        12,809      6,402       7,747         9,205
   4         20,365    400,000      400,000       400,000     13,125       15,356        17,874      9,521      11,752        14,270
   5         26,109    400,000      400,000       400,000     16,145       19,486        23,413     12,541      15,882        19,809

   6         32,139    400,000      400,000       400,000     19,044       23,723        29,451     16,161      20,840        26,568
   7         38,471    400,000      400,000       400,000     21,826       28,074        36,043     19,664      25,912        33,880
   8         45,120    400,000      400,000       400,000     24,495       32,545        43,248     23,053      31,104        41,806
   9         52,101    400,000      400,000       400,000     27,041       37,133        51,121     26,321      36,412        50,400
  10         59,431    400,000      400,000       400,000     29,458       41,833        59,725     29,458      41,833        59,725

  15        101,959    400,000      400,000       400,000     39,440       67,010       116,580     39,440      67,010       116,580
  20        156,237    400,000      400,000       400,000     44,955       94,541       206,935     44,955      94,541       206,935
  25        225,511    400,000      400,000       473,632     43,546      122,999       353,457     43,546     122,999       353,457
  30        313,924    400,000      400,000       715,583     30,786      150,012       586,544     30,786     150,012       586,544
  35        426,763         --      400,000     1,104,222         --      170,758       951,916         --     170,758       951,916

  40        570,779         --      400,000     1,635,256         --      175,379     1,528,277         --     175,379     1,528,277
  45        754,583         --      400,000     2,572,802         --      136,411     2,450,288         --     136,411     2,450,288
  50        989,169         --           --     4,061,761         --           --     3,868,344         --          --     3,868,344
  55      1,288,567         --           --     6,284,880         --           --     5,985,600         --          --     5,985,600
  60      1,670,683         --           --     9,424,323         --           --     9,331,013         --          --     9,331,013
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV - ES
ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                           MALE -- AGE 40                               GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONTOBACCO                             ANNUAL PREMIUM $30,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED              DEATH BENEFIT                          POLICY VALUE                   CASH SURRENDER VALUE
END OF   WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%          6%           12%          0%          6%          12%          0%          6%         12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $    31,500  $2,000,000  $2,000,000   $ 2,000,000   $ 23,242   $   24,800  $    26,360   $  2,402   $    3,960  $     5,520
   2          64,575   2,000,000   2,000,000     2,000,000     45,738       50,308       55,070     24,898       29,468       34,230
   3          99,304   2,000,000   2,000,000     2,000,000     67,509       76,563       86,384     46,669       55,723       65,544
   4         135,769   2,000,000   2,000,000     2,000,000     88,518      103,551      120,524     67,678       82,711       99,684
   5         174,057   2,000,000   2,000,000     2,000,000    108,731      131,258      157,739     87,891      110,418      136,899

   6         214,260   2,000,000   2,000,000     2,000,000    128,116      159,672      198,311    111,444      143,000      181,639
   7         256,473   2,000,000   2,000,000     2,000,000    146,695      188,840      242,613    134,191      176,336      230,109
   8         300,797   2,000,000   2,000,000     2,000,000    164,438      218,757      291,007    156,102      210,421      282,671
   9         347,337   2,000,000   2,000,000     2,000,000    181,314      249,421      343,900    177,146      245,253      339,732
  10         396,204   2,000,000   2,000,000     2,000,000    197,295      280,835      401,751    197,295      280,835      401,751

  15         679,725   2,000,000   2,000,000     2,000,000    260,866      447,547      784,325    260,866      447,547      784,325
  20       1,041,578   2,000,000   2,000,000     2,000,000    288,568      626,319    1,398,654    288,568      626,319    1,398,654
  25       1,503,404   2,000,000   2,000,000     2,925,775    260,878      809,610    2,398,176    260,878      809,610    2,398,176
  30       2,092,824   2,000,000   2,000,000     4,601,467    135,285      983,398    3,966,782    135,285      983,398    3,966,782
  35       2,845,090          --   2,000,000     6,892,105         --    1,125,463    6,441,219         --    1,125,463    6,441,219

  40       3,805,193          --   2,000,000    10,918,627         --    1,183,856   10,398,693         --    1,183,956   10,398,693
  45       5,030,555          --   2,000,000    17,311,216         --    1,017,237   16,486,873         --    1,017,237   16,486,873
  50       6,594,462          --          --    26,858,431         --           --   25,579,458         --           --   25,579,458
  55       8,590,447          --          --    40,344,868         --           --   39,945,414         --           --   39,945,414
  60      11,137,887          --          --    64,669,925         --           --   64,669,925         --           --   64,669,925
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV
ILLUSTRATION                                                                                                     FOR PRIOR POLICIES.
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $300,000                             MALE -- AGE 35                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONSMOKER                                ANNUAL PREMIUM $3,500
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                       CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%          6%          12%          0%          6%         12%           0%          6%           12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $    3,675    $300,000    $300,000   $   300,000    $ 2,848    $  3,034   $     3,220    $   145    $    331    $       517
   2          7,534     300,000     300,000       300,000      5,644       6,195         6,769      2,941       3,492          4,066
   3         11,585     300,000     300,000       300,000      8,373       9,472        10,662      5,670       6,769          7,959
   4         15,840     300,000     300,000       300,000     11,027      12,860        14,927      8,324      10,157         12,224
   5         20,307     300,000     300,000       300,000     13,617      16,374        19,610     10,914      13,671         16,907

   6         24,997     300,000     300,000       300,000     16,143      20,020        24,755     13,981      17,857         22,592
   7         29,922     300,000     300,000       300,000     18,609      23,803        30,410     16,987      22,181         28,788
   8         35,093     300,000     300,000       300,000     20,997      27,713        36,611     19,916      26,632         35,530
   9         40,523     300,000     300,000       300,000     23,336      31,781        43,440     22,795      31,240         42,900
  10         46,224     300,000     300,000       300,000     25,609      35,998        50,948     25,609      35,998         50,948

  15         79,301     300,000     300,000       300,000     36,686      60,678       103,303     36,686      60,678        103,303
  20        121,517     300,000     300,000       300,000     45,712      90,447       189,520     45,712      90,447        189,520
  25        175,397     300,000     300,000       447,177     52,400     127,131       333,715     52,400     127,131        333,715
  30        244,163     300,000     300,000       696,512     55,695     172,247       570,912     55,695     172,247        570,912
  35        331,927     300,000     300,000     1,112,873     52,856     228,400       959,373     52,856     228,400        959,373

  40        443,939     300,000     322,565     1,708,918     39,040     301,462     1,597,120     39,040     301,462      1,597,120
  45        586,898     300,000     413,987     2,782,453      2,654     394,274     2,649,955      2,654     394,274      2,649,955
  50        769,354          --     531,727     4,569,946         --     506,407     4,352,329         --     506,407      4,352,329
  55      1,002,219          --     670,627     7,415,933         --     638,692     7,062,793         --     638,692      7,062,793
  60      1,299,420          --     812,483    11,616,424         --     804,439    11,501,410         --     804,439     11,501,410
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV - ES
ILLUSTRATION                                                                                                     FOR PRIOR POLICIES.
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                          MALE -- AGE 40                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONSMOKER                               ANNUAL PREMIUM $25,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                         POLICY VALUE                     CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%          6%           12%          0%          6%          12%           0%         6%           12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $   26,250  $2,000,000  $2,000,000  $ 2,000,000   $ 20,656   $   21,996   $    23,337   $     --   $    1,156   $     2,497
   2         53,813   2,000,000   2,000,000    2,000,000     40,765       44,736        48,872     19,925       23,896        28,032
   3         82,753   2,000,000   2,000,000    2,000,000     60,341       68,257        76,834     39,501       47,417        55,994
   4        113,141   2,000,000   2,000,000    2,000,000     79,452       92,654       107,537     58,612       71,814        86,697
   5        145,048   2,000,000   2,000,000    2,000,000     97,997      117,851       141,147     77,157       97,011       120,307

   6        178,550   2,000,000   2,000,000    2,000,000    115,936      143,832       177,913     99,264      127,160       161,241
   7        213,728   2,000,000   2,000,000    2,000,000    133,228      170,583       218,114    120,724      158,079       205,610
   8        250,664   2,000,000   2,000,000    2,000,000    150,001      198,255       262,229    141,665      189,919       253,893
   9        289,447   2,000,000   2,000,000    2,000,000    166,213      226,842       310,619    162,045      222,674       306,451
  10        330,170   2,000,000   2,000,000    2,000,000    181,932      256,445       363,792    181,932      256,445       363,792

  15        566,437   2,000,000   2,000,000    2,000,000    258,857      431,261       738,498    258,857      431,261       738,498
  20        867,981   2,000,000   2,000,000    2,000,000    318,195      640,661     1,359,348    318,195      640,661     1,359,348
  25      1,252,836   2,000,000   2,000,000    2,935,474    355,288      895,683     2,406,126    355,288      895,683     2,406,126
  30      1,744,020   2,000,000   2,000,000    4,792,465    354,529    1,205,056     4,131,435    354,529    1,205,056     4,131,435
  35      2,370,908   2,000,000   2,000,000    7,467,356    286,328    1,592,091     6,978,837    286,328    1,592,091     6,978,837

  40      3,170,994   2,000,000   2,216,683   12,288,022     85,949    2,111,127    11,702,878     85,949    2,111,127    11,702,878
  45      4,192,129          --   2,899,357   20,360,698         --    2,761,292    19,391,141         --    2,761,292    19,391,141
  50      5,495,385          --   3,712,977   33,303,274         --    3,536,168    31,717,403         --    3,536,168    31,717,403
  55      7,158,706          --   4,553,930   52,503,679         --    4,508,841    51,983,841         --    4,508,841    51,983,841
  60      9,281,573          --   5,825,907   86,815,945         --    5,825,907    86,815,945         --    5,825,907    86,815,945
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV
ILLUSTRATION                                                                                                     FOR PRIOR POLICIES.
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $300,000                              MALE -- AGE 35                              GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                       PREFERRED NONSMOKER                            ANNUAL PREMIUM $3,500
------------------------------------------------------------------------------------------------------------------------------------
           PREMIUM(1)
          ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                     CASH SURRENDER VALUE
END OF    WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%         0%          6%           12%         0%          6%          12%          0%         6%           12%
------------------------------------------------------------------------------------------------------------------------------------
   1      $    3,675    $300,000    $300,000   $  300,000    $ 2,671    $  2,851    $    3,032    $    --    $    148    $      329
   2           7,534     300,000     300,000      300,000      5,268       5,796         6,346      2,565       3,093         3,643
   3          11,585     300,000     300,000      300,000      7,785       8,830         9,964      5,082       6,127         7,261
   4          15,840     300,000     300,000      300,000     10,214      11,950        13,909      7,511       9,247        11,206
   5          20,307     300,000     300,000      300,000     12,568      15,168        18,223      9,865      12,465        15,520

   6          24,997     300,000     300,000      300,000     14,831      18,472        22,930     12,668      16,310        20,767
   7          29,922     300,000     300,000      300,000     17,004      21,868        28,070     15,383      20,246        26,448
   8          35,093     300,000     300,000      300,000     19,091      25,360        33,692     18,010      24,279        32,611
   9          40,523     300,000     300,000      300,000     21,086      28,946        39,838     20,546      28,405        39,297
  10          46,224     300,000     300,000      300,000     22,982      32,623        46,558     22,982      32,623        46,558

  15          79,301     300,000     300,000      300,000     30,875      52,387        91,044     30,875      52,387        91,044
  20         121,517     300,000     300,000      300,000     35,406      74,177       161,952     35,406      74,177       161,952
  25         175,397     300,000     300,000      371,072     34,757      97,055       276,920     34,757      97,055       276,920
  30         244,163     300,000     300,000      560,534     25,649     119,515       459,454     25,649     119,515       459,454
  35         331,927     300,000     300,000      865,028        983     138,556       745,714        983     138,556       745,714

  40         443,939          --     300,000    1,281,306         --     148,394     1,197,482         --     148,394     1,197,482
  45         586,898          --     300,000    2,016,530         --     133,457     1,920,505         --     133,457     1,920,505
  50         769,354          --     300,000    3,184,693         --      43,092     3,033,041         --      43,092     3,033,041
  55       1,002,219          --          --    4,929,691         --          --     4,694,944         --          --     4,694,944
  60       1,299,420          --          --    7,395,229         --          --     7,322,009         --          --     7,322,009
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

VUL IV - ES
ILLUSTRATION                                                                                                     FOR PRIOR POLICIES.
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                            MALE -- AGE 40                              GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      PREFERRED NONSMOKER                             ANNUAL PREMIUM $25,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED              DEATH BENEFIT                          POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%           6%            12%          0%         6%          12%          0%         6%          12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $   26,250   $2,000,000   $2,000,000   $ 2,000,000   $ 18,576   $ 19,848     $  21,123   $     --   $     --   $       283
   2         53,813    2,000,000    2,000,000     2,000,000     36,486     40,191        44,055     15,646     19,351        23,215
   3         82,753    2,000,000    2,000,000     2,000,000     53,748     61,059        68,994     32,908     40,219        48,154
   4        113,141    2,000,000    2,000,000     2,000,000     70,322     82,422        96,095     49,482     61,582        75,255
   5        145,048    2,000,000    2,000,000     2,000,000     86,170    104,255       125,537     65,330     83,415       104,697

   6        178,550    2,000,000    2,000,000     2,000,000    101,255    126,532       157,520     84,583    109,860       140,848
   7        213,728    2,000,000    2,000,000     2,000,000    115,597    149,283       192,327    103,093    136,779       179,823
   8        250,664    2,000,000    2,000,000     2,000,000    129,161    172,487       230,217    120,825    164,151       221,881
   9        289,447    2,000,000    2,000,000     2,000,000    141,912    196,123       271,483    137,744    191,955       267,315
  10        330,170    2,000,000    2,000,000     2,000,000    153,815    220,172       316,457    153,815    220,172       316,457

  15        566,437    2,000,000    2,000,000     2,000,000    197,471    344,034       609,937    197,471    344,034       609,937
  20        867,981    2,000,000    2,000,000     2,000,000    205,136    466,085     1,070,053    205,136    466,085     1,070,053
  25      1,252,836    2,000,000    2,000,000     2,226,499    155,226    569,303     1,824,999    155,226    569,303     1,824,999
  30      1,744,020    2,000,000    2,000,000     3,518,933        908    617,780     3,033,563        908    617,780     3,033,563
  35      2,370,908           --    2,000,000     5,286,775         --    532,143     4,940,911         --    532,143     4,940,911

  40      3,170,994           --    2,000,000     8,392,244         --     81,784     7,992,614         --     81,784     7,992,614
  45      4,192,129           --           --    13,324,354         --         --    12,689,861         --         --    12,689,861
  50      5,495,385           --           --    20,694,445         --         --    19,708,996         --         --    19,708,996
  55      7,158,706           --           --    31,111,658         --         --    30,803,621         --         --    30,803,621
  60      9,281,573           --           --    49,904,181         --         --    49,904,181         --         --    49,904,181
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.















THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.


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S-6418-13 A (12/06)